Note 4 - Asset Acquisition (Tables)	12 Months Ended
Dec. 31, 2022
Notes Tables
Schedule of Business Acquisitions, by Acquisition [Table Text Block]
Consideration
Cash	$3,536
Issuance of common stock to Lowell security holders in connection with asset acquisition	5,161
Issuance of common stock to settle Lowell’s transaction costs in connection with asset acquisition	350
Liability for issuance of 69,808 hold back shares to Lowell securityholders(1)	800
Transaction costs	2,521
Total consideration	$12,368

IPR&D Asset Acquired
Purchase price	$12,368
Cash acquired	(3,549)
Total IPR&D asset acquired(2)	$8,819